Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-18	30/360 Days	30	Collection Period Start	1-Jul-18
Distribution Date	15-Aug-18	Actual/360 Days	30	Collection Period End	31-Jul-18
				Prior Month Settlement Date	16-Jul-18
				Current Month Settlement Date	15-Aug-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	321,716,734.99	302,236,941.95	0.245719
Yield Supplement Overcollaterization		51,665,723.63	7,005,647.79	6,365,730.53
Total Adjusted Portfolio		1,230,010,825.44	314,711,087.20	295,871,211.42
Total Adjusted Securities		1,230,010,825.44	314,711,087.20	295,871,211.42	0.240544
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.42163%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	158,700,261.76	139,860,385.98	0.395086
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	18,839,875.78	181,182.80	53.2199881	0.5118158
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	18,839,875.78	329,826.72

I. COLLECTIONS

Interest:
Interest Collections	638,743.85
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	638,743.85

Principal:
Principal Collections	19,375,001.90
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	19,375,001.90

Recoveries of Defaulted Receivables	181,206.69
Servicer Advances	32,548.43

Total Collections	20,227,500.87

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	33,878	314,711,087.20
Total Principal Payment		18,839,875.78

	33,021	295,871,211.42

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	20,227,500.87
Reserve Account Draw	0.00
Total Available for Distribution	20,227,500.87

1. Reimbursement of Advance	49,719.86

2. Servicing Fee:
Servicing Fee Due	268,097.28
Servicing Fee Paid	268,097.28
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	181,182.80

Class A-3 Notes Monthly Interest Paid	181,182.80
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92

Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		329,826.72
Total Note Monthly Interest Paid		329,826.72
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		19,579,857.01

4. Total Monthly Principal Paid on the Notes		18,839,875.78

Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		18,839,875.78
Change in Total Noteholders’ Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00

Remaining Available Collections		739,981.23
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		739,981.23

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06

Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.33%
Weighted Average Remaining Maturity		26.49

	Amount	Number
Principal on Defaulted Receivables	104,791.14	12
Principal Recoveries of Defaulted Receivables	181,206.69

Monthly Net Losses	(76,415.55)
Pool Balance at Beginning of Collection Period	321,716,734.99

Net Loss Ratio for Third Preceding Collection Period	-0.14%
Net Loss Ratio for Second Preceding Collection Period	-0.02%
Net Loss Ratio for Preceding Collection Period	0.52%
Net Loss Ratio for Current Collection Period	-0.29%
Four-Month Average Net Loss Ratio	0.02%

Cumulative Net Losses for all Periods	8,120,900.37

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,339,743.52	194	0.77%
61-90 Days Delinquent	674,436.96	59	0.22%
91-120 Days Delinquent	88,158.58	13	0.03%
More than 120 Days	12,435.37	1	0.00%

Total 31+ Days Delinquent Receivables:	3,114,774.43	267	1.03%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.15%
Delinquency Ratio for Preceding Collection Period	0.23%	0.20%
Delinquency Ratio for Current Collection Period	0.26%	0.22%
Four-Month Average Delinquency Ratio	0.20%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

5. Has there been an issuance of notes or other securities backed by the Receivables?		NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO